Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

July 31, 2021

SLC-QTLY-0921
1.804879.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 0.1%
Intred SpA	14,051	$282
LICT Corp. (a)	45	1,035
		1,317
Entertainment - 0.7%
Lions Gate Entertainment Corp. Class A (a)(b)	349,605	5,255
Marcus Corp. (a)(b)	142,905	2,296
Reading International, Inc. Class A (a)	770,526	4,053
		11,604
Interactive Media & Services - 0.6%
Outbrain, Inc.	334,100	6,555
Synchro Food Co. Ltd. (a)	403,100	1,286
Trustpilot Group PLC (a)(c)	470,800	2,344
VerticalScope Holdings, Inc.	5,100	119
		10,304
Media - 1.9%
Cogeco Communications, Inc.	117,634	11,138
Lee Enterprises, Inc. (a)	138,687	4,008
Meredith Corp. (a)	168,249	7,342
Nexstar Broadcasting Group, Inc. Class A	52,708	7,752
		30,240

TOTAL COMMUNICATION SERVICES		53,465

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.0%
Horizon Global Corp. (a)	6,992	62
Diversified Consumer Services - 0.5%
Houghton Mifflin Harcourt Co. (a)	684,000	7,743
Hotels, Restaurants & Leisure - 0.8%
Angler Gaming PLC (b)	1,314,368	2,660
Best of The Best PLC	20,682	453
Inspired Entertainment, Inc. (a)(b)	308,967	3,581
Potbelly Corp. (a)	445,301	3,108
RCI Hospitality Holdings, Inc.	49,629	3,115
		12,917
Household Durables - 0.3%
Aterian, Inc. (a)(b)	464,818	4,197
Cricut, Inc. (a)(b)	34,200	1,167
		5,364
Internet & Direct Marketing Retail - 4.8%
Auction Technology Group PLC	14,100	266
BHG Group AB (a)	1,422,031	21,937
Fashionette AG	15,528	549
Global-e Online Ltd. (a)	27,929	1,945
Home24 AG (a)(b)	360,335	6,420
Kogan.Com Ltd. (b)	2,616,034	19,946
Liquidity Services, Inc. (a)	122,951	2,439
Porch Group, Inc. Class A (a)	368,511	6,829
Temple & Webster Group Ltd. (a)	1,639,722	14,380
Vente-Unique.Com SA	71,145	1,730
Victorian Plumbing PLC	166,300	624
		77,065
Leisure Products - 1.3%
Vista Outdoor, Inc. (a)	513,387	20,736
Multiline Retail - 0.0%
Treasure Factory Co. Ltd.	44,500	401
Specialty Retail - 4.9%
Camping World Holdings, Inc. (b)	367,944	14,482
JOANN, Inc. (b)	734,696	11,358
Lyko Group AB (A Shares) (a)(b)	243,913	7,919
Musti Group OYJ	667,525	27,588
OneWater Marine, Inc. Class A	280,812	13,193
RVRC Holding AB	66,900	567
Tile Shop Holdings, Inc. (a)(b)	477,839	3,483
		78,590
Textiles, Apparel & Luxury Goods - 0.1%
Rocky Brands, Inc.	27,785	1,512

TOTAL CONSUMER DISCRETIONARY		204,390

CONSUMER STAPLES - 4.4%
Beverages - 0.0%
MGP Ingredients, Inc. (b)	1,351	81
Food & Staples Retailing - 1.8%
BJ's Wholesale Club Holdings, Inc. (a)	433,031	21,929
Cake Box Holdings PLC	1,481,380	6,548
Neighbourly Pharmacy, Inc.	8,000	189
		28,666
Food Products - 0.2%
Farmer Brothers Co. (a)(b)	272,172	2,637
Personal Products - 1.1%
Herbalife Nutrition Ltd. (a)	104,589	5,328
MediFast, Inc.	46,518	13,281
		18,609
Tobacco - 1.3%
Turning Point Brands, Inc.	388,512	20,599

TOTAL CONSUMER STAPLES		70,592

ENERGY - 3.5%
Energy Equipment & Services - 0.7%
Liberty Oilfield Services, Inc. Class A (a)	816,368	8,319
Newpark Resources, Inc. (a)	862,540	2,786
Profire Energy, Inc. (a)	332,863	356
		11,461
Oil, Gas & Consumable Fuels - 2.8%
Brigham Minerals, Inc. Class A	286,857	5,634
Enviva Partners LP	179,185	9,676
Evolution Petroleum Corp.	602,623	2,543
Extraction Oil & Gas, Inc. (a)	148,774	6,619
Laredo Petroleum, Inc. (a)(b)	32,002	1,762
Northern Oil & Gas, Inc.	420,000	7,253
Oasis Petroleum, Inc.	79,000	7,245
SilverBow Resources, Inc. (a)	170,414	3,378
		44,110

TOTAL ENERGY		55,571

FINANCIALS - 16.3%
Banks - 0.4%
Parke Bancorp, Inc.	99,137	1,979
Spirit of Texas Bancshares, Inc.	68,880	1,604
Union Bankshares, Inc. (b)	75,518	2,428
		6,011
Capital Markets - 7.3%
Allfunds Group PLC (a)	36,500	642
Bridge Investment Group Holdings, Inc.	411,910	6,492
Bridgepoint Group Ltd.	2,083,718	14,047
eQ Oyj PLC	34,110	1,088
Euronext NV (c)	85,033	9,462
Gresham House PLC	304,455	3,851
Impax Asset Management Group PLC	1,992,389	33,399
Liontrust Asset Management PLC	338,763	9,865
LPL Financial	140,517	19,819
StepStone Group, Inc. Class A	223,985	10,194
Tailwind Acquisition Corp. (a)(b)	393,581	3,936
Titanium OYJ	198,192	3,456
Westwood Holdings Group, Inc.	53,479	1,356
		117,607
Consumer Finance - 0.7%
First Cash Financial Services, Inc.	145,736	11,542
Diversified Financial Services - 1.0%
CCC Intelligent Solutions Holdings, Inc. Class A	1,136,564	10,525
Cyxtera Technologies, Inc. Class A (a)(b)	626,871	5,949
		16,474
Insurance - 1.7%
HCI Group, Inc. (b)	124,132	12,473
Primerica, Inc.	103,206	15,091
		27,564
Thrifts & Mortgage Finance - 5.2%
Axos Financial, Inc. (a)	394,075	18,856
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	53,805	5,246
Hingham Institution for Savings	18,979	5,675
Merchants Bancorp	192,544	7,055
NMI Holdings, Inc. (a)	531,512	11,704
Southern Missouri Bancorp, Inc.	171,880	7,714
Walker & Dunlop, Inc.	253,563	26,239
		82,489

TOTAL FINANCIALS		261,687

HEALTH CARE - 18.0%
Biotechnology - 1.4%
Bioventix PLC	19,095	1,048
Emergent BioSolutions, Inc. (a)	288,856	19,036
Prelude Therapeutics, Inc.	56,249	1,802
		21,886
Health Care Equipment & Supplies - 3.0%
Medistim ASA	157,085	5,610
Pro-Dex, Inc. (a)	117,428	3,603
Semler Scientific, Inc. (a)	145,015	17,112
TransMedics Group, Inc. (a)	220,888	6,300
Tristel PLC (b)	1,080,432	9,056
Utah Medical Products, Inc.	77,734	6,949
		48,630
Health Care Providers & Services - 4.4%
Acadia Healthcare Co., Inc. (a)	174,832	10,791
ATI Physical Therapy, Inc. (a)(b)	1,294,947	4,416
InfuSystems Holdings, Inc. (a)	411,184	7,504
The Ensign Group, Inc.	300,045	25,525
The Joint Corp. (a)	200,637	15,848
Viemed Healthcare, Inc. (a)	859,133	5,977
		70,061
Health Care Technology - 6.2%
Evolent Health, Inc. (a)(b)	704,700	16,166
Health Catalyst, Inc. (a)	270,292	15,693
Inovalon Holdings, Inc. Class A (a)	895,085	33,901
Phreesia, Inc. (a)	363,618	24,853
PKS Holdings Ltd. (a)	3,112,271	1,062
Schrodinger, Inc. (a)	102,827	6,958
		98,633
Life Sciences Tools & Services - 2.9%
Addlife AB	456,200	15,220
Diaceutics PLC (a)	1,422,876	2,156
Medpace Holdings, Inc. (a)	151,916	26,728
Stevanato Group SpA (b)	127,600	2,576
		46,680
Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A (b)	86,927	2,058

TOTAL HEALTH CARE		287,948

INDUSTRIALS - 16.1%
Building Products - 1.6%
Builders FirstSource, Inc. (a)	542,990	24,163
Reliance Worldwide Corp. Ltd.	496,394	2,014
		26,177
Commercial Services & Supplies - 0.9%
Qleanair Holding AB (d)	809,027	6,071
Sdiptech AB (a)	166,424	7,917
Team, Inc. (a)	112,275	693
		14,681
Construction & Engineering - 1.3%
NV5 Global, Inc. (a)	222,939	21,179
Electrical Equipment - 0.6%
GrafTech International Ltd.	700,000	7,959
Orion Energy Systems, Inc. (a)	201,577	1,010
		8,969
Industrial Conglomerates - 0.1%
Volati AB	107,840	1,912
Machinery - 0.8%
Hurco Companies, Inc.	238,017	8,078
Mayville Engineering Co., Inc. (a)	96,900	1,703
Twin Disc, Inc. (a)	140,876	2,074
		11,855
Professional Services - 6.9%
First Advantage Corp.	586,559	11,502
Franklin Covey Co. (a)	378,192	13,838
Insperity, Inc.	323,867	32,079
Kelly Partners Group Holdings Ltd.	1,056,403	3,000
MISTRAS Group, Inc. (a)	589,473	6,189
Red Violet, Inc. (a)(b)	530,061	12,796
SHL-JAPAN Ltd.	52,574	1,392
Talenom OYJ	702,190	13,561
TriNet Group, Inc. (a)	202,838	16,831
		111,188
Trading Companies & Distributors - 3.9%
AerCap Holdings NV (a)	385,000	20,405
DXP Enterprises, Inc. (a)	333,776	10,898
GMS, Inc. (a)	632,276	31,064
		62,367

TOTAL INDUSTRIALS		258,328

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 0.2%
Casa Systems, Inc. (a)	461,752	3,468
Sangoma Technologies Corp. (a)	31,650	77
		3,545
Electronic Equipment & Components - 1.5%
Insight Enterprises, Inc. (a)	150,891	15,146
SYNNEX Corp.	78,310	9,361
		24,507
IT Services - 5.5%
BASE, Inc. (a)(b)	278,050	2,889
Concentrix Corp. (a)	170,018	27,837
Dlocal Ltd.	19,000	858
ECIT A/S (a)	5,969,500	7,164
Flywire Corp. (a)	3,200	102
Fonix Mobile PLC	923,491	1,617
Liberated Syndication, Inc. (a)	102,273	375
MoneyGram International, Inc. (a)	1,661,985	17,185
Paya Holdings, Inc. (a)(b)	1,293,309	14,860
Paymentus Holdings, Inc. (a)(b)	3,000	87
Payoneer Global, Inc. (a)(b)	135,000	1,274
Priority Technology Holdings, Inc. (a)	1,141,151	6,984
Shift4 Payments, Inc. (a)	67,390	6,011
TaskUs, Inc.	47,900	1,459
		88,702
Software - 6.8%
24sevenoffice Scandinavia AB (a)	1,247,162	3,767
Admicom OYJ	96,260	10,677
ChannelAdvisor Corp. (a)	798,921	18,607
Cint Group AB	384,400	5,135
E2open Parent Holdings, Inc. (a)(b)	890,000	8,945
EcoOnline Holding A/S (a)	574,000	1,429
Elmo Software Ltd. (a)(b)	1,244,086	4,337
Energy One Ltd.	19,776	97
EverCommerce, Inc.	450,000	7,907
GetBusy PLC (a)	2,309,434	2,648
Intapp, Inc.	162,616	5,513
LeadDesk Oyj (a)	145,762	4,081
MSL Solutions Ltd. (a)	11,800,802	1,602
Orn Software A/S (a)	1,911,100	2,477
Park City Group, Inc. (a)(b)	714,638	4,009
Paycor HCM, Inc.	5,900	162
Riskified Ltd.	155,400	4,261
Sikri Holding A/S (a)	259,657	3,821
Similarweb Ltd. (a)	14,100	338
Topicus.Com, Inc.	148,120	11,160
Upsales Technology AB (a)	581,954	7,031
		108,004
Technology Hardware, Storage & Peripherals - 2.3%
Avid Technology, Inc. (a)	386,000	14,433
NCR Corp. (a)	489,134	21,718
		36,151

TOTAL INFORMATION TECHNOLOGY		260,909

MATERIALS - 1.4%
Chemicals - 0.4%
The Chemours Co. LLC	210,000	6,983
Containers & Packaging - 0.7%
O-I Glass, Inc. (a)	421,377	6,232
UFP Technologies, Inc. (a)	82,397	4,926
		11,158
Metals & Mining - 0.3%
Steel Dynamics, Inc.	66,416	4,281

TOTAL MATERIALS		22,422

REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Essential Properties Realty Trust, Inc.	686,857	20,468
Spirit Realty Capital, Inc.	440,000	22,097
		42,565
Real Estate Management & Development - 3.9%
Colliers International Group, Inc.	109,200	14,011
Cushman & Wakefield PLC (a)	755,901	14,113
Jones Lang LaSalle, Inc. (a)	117,730	26,203
Newmark Group, Inc.	610,777	7,867
		62,194

TOTAL REAL ESTATE		104,759

UTILITIES - 1.1%
Gas Utilities - 0.6%
Brookfield Infrastructure Corp. A Shares	132,838	8,603
Independent Power and Renewable Electricity Producers - 0.5%
NextEra Energy Partners LP	108,593	8,419

TOTAL UTILITIES		17,022

TOTAL COMMON STOCKS
(Cost $1,214,280)		1,597,093

Money Market Funds - 7.2%
Fidelity Cash Central Fund 0.06% (e)	11,496,999	11,499
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	103,868,591	103,879
TOTAL MONEY MARKET FUNDS
(Cost $115,378)		115,378
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $1,329,658)		1,712,471
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(109,000)
NET ASSETS - 100%		$1,603,471

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,806,000 or 0.7% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1
Fidelity Securities Lending Cash Central Fund	396
Total	$397

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$5,087	$106,321	$99,909	$--	$--	$11,499	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	112,864	164,568	173,553	--	--	103,879	0.3%
Total	$117,951	$270,889	$273,462	$--	$--	$115,378

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Qleanair Holding AB	$6,218	$--	$126	$109	$12	$(33)	$6,071
Total	$6,218	$--	$126	$109	$12	$(33)	$6,071

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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